SUMMARY OF ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Marketable Securities, Maturity Range, Minimum	1 year
Marketable Securities, Maturity Range, Maximum	3 years
Minimum [Member] | Terminals and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Maximum [Member] | Terminals and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	25 years